Deferred Government Subsidy	6 Months Ended
Jun. 30, 2022
Deferred Government Subsidy [Abstract]
DEFERRED GOVERNMENT SUBSIDY

NOTE 13 – DEFERRED GOVERNMENT SUBSIDY

GMB BJ planned to relocate the Company address from Beijing to Zibo city, and it applied for subsidy of RMB 21,926,900 to compensate for the future incremental costs arising from the relocation, which was approved by the Finance Bureau of Zibo. As of June 30, 2022, the Company received government subsidy of RMB20,000,000(approximately $2,980,004) was recognized as deferred government subsidy. It would be deducted from the relocation expenses when incurred.